GLOBAL X FUNDS
(THE "TRUST")
SUPPLEMENT DATED APRIL 7, 2021
TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR THE SERIES OF THE TRUST (THE "FUNDS") LISTED IN SCHEDULE 1, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Funds' SAI.

1.For the Funds listed in Schedule 1 below, effective April 14, 2021, the following sentence replaces in its entirety the first sentence in the section of the Funds' SAI titled "PURCHASE AND REDEMPTION OF CREATION UNITS - PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS- Timing of Submission of Purchase Orders".

Timing of Submission of Purchase Orders. For the Global X S&P 500® Covered Call ETF, the Global X NASDAQ 100® Covered Call ETF, the Global X Russell 2000 Covered Call ETF, the Global X S&P 500® Covered Call & Growth ETF and the Global X NASDAQ 100® Covered Call & Growth ETF, an Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 2:00 p.m., Eastern Time or (ii) two hours before the closing time of the trading session on the relevant Fund's Exchange, on any Business Day in order to receive that Business Day's NAV.

2. For the Funds listed in Schedule 1 below, effective April 14, 2021, the following sentence replaces in its entirety the second sentence of the fourth paragraph in the section of the Funds' SAI titled "PURCHASE AND REDEMPTION OF CREATION UNITS - REDEMPTION OF CREATION UNITS".

For the Global X S&P 500® Covered Call ETF, the Global X NASDAQ 100® Covered Call ETF, the Global
X Russell 2000 Covered Call ETF, the Global X S&P 500® Covered Call & Growth ETF and the Global X NASDAQ 100® Covered Call & Growth ETF, an Authorized Participant must submit an irrevocable redemption request no later than the earlier of (i) 2:00 p.m., Eastern Time or (ii) two hours prior to the closing time of the trading session on the relevant Fund's Exchange, on any Business Day in order to receive that Business Day's NAV.

SCHEDULE 1

Fund Name	DATE OF SAI
Global X S&P 500® Covered Call ETF	March 1, 2021
Global X Nasdaq 100® Covered Call ETF
Global X S&P 500® Covered Call & Growth ETF
NASDAQ 100® Covered Call & Growth ETF
Global X Russell 2000 Covered Call ETF

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